As filed with the Securities and Exchange Commission on March 30, 2011

Securities Act File No. 333-11283

Investment Company Act File Act No. 811-07797

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 66	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 66

(Check appropriate box or boxes)

SUNAMERICA SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

Senior Vice President and General Counsel

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box;

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 66 to SunAmerica Series, Inc.’s (the “Registrant”) Registration Statement on Form N-1A (File No. 333-11283) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Supplement to the Registrant’s current Prospectus and Statement of Additional Information dated March 1, 2011, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated March 1, 2011, were previously filed in connection with Post-Effective No. 64 to the Registration Statement, and are incorporated herein by reference.

This Post-Effective Amendment No. 66 to the Registration Statement is being filed to: (1) register the Focused Multi-Asset Strategy Portfolio’s newly-created Class I shares, (2) file certain exhibits to the Registration Statement, and (3) incorporate certain exhibits by reference into the Registration Statement. Information about Class I shares of the Focused Multi-Asset Strategy Portfolio is provided in this supplement and, except for any differences described in this supplement, all of the disclosure in Part A and Part B of the Registrant’s Registration Statement relating to existing Class I shares of other series of the Registrant applies equally to the Class I shares of the Focused Multi-Asset Strategy Portfolio.

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the Registrant’s other series or classes.

SUNAMERICA SERIES, INC.

Focused Multi-Asset Strategy Portfolio

Supplement dated April [    ], 2011 to the Prospectus and Statement of Additional Information dated March 1, 2011

The following disclosure updates the current Prospectus for the Focused Multi-Asset Strategy Portfolio (the “Portfolio”), a series of the SunAmerica Series, Inc. (the “Fund”). Class I shares are being issued in connection with the proposed reorganization of the Focused Equity Strategy Portfolio, a series of the Fund, into the Portfolio (the “Reorganization”).

In addition to the classes described in the accompanying Prospectus, the Portfolio now offers Class I shares, a new class of shares of the Portfolio. Class I shares are only being offered in connection with the Reorganization. The Fund will not accept orders to buy Class I shares from new investors and will only accept reinvestments of dividends and capital gains distributions from investors who receive shares of the Portfolio in connection with the Reorganization. Information about Class I shares of the Portfolio is provided in this supplement and, except for any differences described in this supplement, all of the disclosure in the Prospectus relating to existing Class I shares of other portfolios of the Fund applies equally to the Class I shares of the Portfolio.

The following table updates the fees and expenses table with respect to the Portfolio on page 29 under the section entitled “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio - Fees and Expenses of the Portfolio” in the Prospectus.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 39 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 37 of the Portfolio’s statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs.

Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed or original purchase cost)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and Service (12b-1) Fees	None
Acquired Fund Fees and Expenses(1)	1.61%
Other Expenses(1)	1.90%
Total Annual Fund Operating Expenses	3.61%

(1)	Acquired fund fees and expenses and other expenses are based on estimated amounts for the current fiscal year since no Class I shares were issued as of the Portfolio’s most recent fiscal year end. Actual expenses may be different.

The following table updates the expense example on page 30 under the section entitled “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio - Example” in the Prospectus.

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Focused Multi-Asset Strategy Portfolio	1 Year	3 Years	5 Years	10 Years
Class I Shares	$364	$1,106	$1,869	$3,871

You would pay the following expenses if you did not redeem your shares:

Focused Multi-Asset Strategy Portfolio	1 Year	3 Years	5 Years	10 Years
Class I Shares	$364	$1,106	$1,869	$3,871

Capitalized terms used herein but not defined have the meaning assigned to them in the Prospectus.

Shareholders should retain this Supplement for future reference.

The following disclosure updates the current Statement of Additional Information for the Focused Multi-Asset Strategy Portfolio (the “Portfolio”), a series of the SunAmerica Series, Inc. (the “Fund”).

DESCRIPTION OF SHARES

The Focused Multi-Asset Strategy Portfolio is divided into four classes of shares, designated as Class A, Class B, Class C and Class I.

ADDITIONAL INFORMATION

Computation of Offering Price Per Share

There are no sales charges for Class I shares and therefore the offering price for these shares will be computed by dividing its net assets by the number of shares outstanding.

Capitalized terms used herein but not defined have the meaning assigned to them in the Statement of Additional Information.

Shareholders should retain this Supplement for future reference.

PART C

OTHER INFORMATION

Item 28:	Exhibits.

(a)(i)	Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(ii)	Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(iii)	Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(iv)	Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(v)	Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(vi)	Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(vii)	Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(viii)	Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(ix)	Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(x)	Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xi)	Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xii)	Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

(xiii)	Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(M) of the Registrant’s Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

(xiv)	Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Exhibit 1(N) of the Registrant’s Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

(xv)	Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

(xvi)	Articles Supplementary dated October 23, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 28, 2002.

(xvii)	Articles of Amendment dated December 17, 2003. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(xviii)	Articles of Amendment dated February 17, 2004. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(xix)	Articles Supplementary dated December 6, 2004. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(xx)	Articles of Amendment dated May 25, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxi)	Articles of Amendment dated November 14, 2006. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxii)	Articles Supplementary dated February 5, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xxiii)	Articles Supplementary dated March 14, 2007. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xxiv)	Articles Supplementary dated January 10, 2008. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2008.

(xxv)	Articles Supplementary dated June 24, 2009. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on June 29, 2009.

(xxvi)	Articles Supplementary dated August 26, 2009. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(xxvii)	Articles Supplementary dated February 23, 2011. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2011.

(b)(i)	Amended and Restated By-Laws dated March 4, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(ii)	Amendment No. 1 to By-Laws dated May 29, 2009. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(c)	Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)(i)	Investment Advisory and Management Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 20, 2004.

(ii)	Amendment to Investment Advisory and Management Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(iii)	Amendment to Investment Advisory and Management Agreement. Incorporated herewith by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(iv)	Amendment to Investment Advisory and Management Agreement dated as of August 22, 2008. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(v)	Amendment to Investment Advisory and Management Agreement dated as of December 7, 2009. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 2010 .

(vi)	Amendment to Investment Advisory and Management Agreement dated January 25, 2010. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 2010.

(vii)	Amendment to Investment Advisory and Management Agreement dated February 28, 2011. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2011.

(viii)	Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

(ix)	Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on August 2, 2005.

(x)	Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(xi)	Subadvisory Agreement between SunAmerica and BlackRock Investment Management LLC. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xii)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management LLC. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xiii)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herewith by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2007.

(xiv)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated herein by reference to Exhibit No. xxx of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xv)	Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Exhibit No. xxxi of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xvi)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit No. xxxii of Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on March 15, 2007.

(xvii)	Form of Amendment to Subadvisory Agreements between SunAmerica and the following:

BlackRock Investment Management, LLC; Janus Capital Management; Kinetics Asset Management Corp.; Thornburg Asset Management, Inc.; Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(xviii)	Amendment to Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xix)	Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xx)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management Corp. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxi)	Amendment to Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(xxii)	Amendment to Subadvisory Agreement between SunAmerica and Kinetics Asset Management. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2011.

(e)(i)	Distribution Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

(ii)	Form of Selling Agreement. Incorporated herewith by reference to Exhibit No. (e)(ii) of Post-Effective Amendment No. 46 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File 33-8021) filed on November 29, 2007.

(f)(i)	Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Exhibit F(1) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(ii)	Amendment to Disinterested Trustees and Directors’ Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 33-8021) of SunAmerica Equity Funds filed on January 27, 2009.

(g)	Custodian Agreement, as amended. Incorporated by reference to the identically numbered Exhibit of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2006.

(h)(i)	Amended and Restated Service Agreement. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ii)	Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A.

(iii)	Amendment to Transfer Agency Agreement. Incorporated herein by reference to Exhibit (H)(iv) of Post-Effective Amendment No. 45 to SunAmerica Equity Funds’ Registration Statement on Form N-1A (File No. 33-8021) filed on January 26, 2007.

(iv)	Amended and Restated Administrative and Shareholder Services Agreement dated August 25, 2009, as amended on March 1, 2011. Filed herewith.

(v)	Amended Expense Limitation Agreement by and among Registrant, SunAmerica Specialty Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2011.

(i)	Legal Opinion of Venable LLP. Filed herewith.

(j)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(i)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class A shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(ii)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class B shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(iii)	Amended and Restated Plans of Distribution Pursuant to Rule 12b-1 (Class C shares). Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2007.

(n)	Amended and Restated 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(o)	Reserved.

(p)(i)	Code of Ethics for Registrant, SunAmerica and SunAmerica Capital Services, Inc. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(ii)	Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrants Registration Statement on Form N-1A (File No. 333-11283) filed on December 21, 2009.

(iii)

Code of Ethics for Kinetics Asset Management Corp., as amended. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(iv)	Code of Ethics of Janus Capital Management, LLC., as amended. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

(v)	Code of Ethics for BlackRock Investment Management, LLC., as amended. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 19, 2008.

(vi)	Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 333-11283) filed on December 23, 2010.

Item 29. Persons Controlled by or Under Common Control with Registrant

The following management investment companies may be considered to be under common control with the Registrant.

Anchor Series Trust

Seasons Series Trust

SunAmerica Equity Funds

SunAmerica Focused Alpha Growth Fund, Inc.

SunAmerica Focused Alpha Large-Cap Fund, Inc.

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series Trust

SunAmerica Specialty Series

Item 30. Indemnification

5.01 Article V of the By-laws provides as follows:

To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 8 of the Articles of Incorporation provides as follows:

(5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 31. Business and other Connections of Investment Adviser

The description of SunAmerica, the Registrant’s investment adviser, under the heading “Portfolio Management” in the Prospectus and “Advisers, Personal Securities Trading, Distributor and Administrator” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.

The following chart provides the name of each director, officer or partner of SunAmerica and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged in during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name	Adviser	Position with Adviser	Other Positions Held by Directors, Officers or Partners of the Adviser
Peter A. Harbeck	SunAmerica	Director, President and Chief Executive Officer	Director, SunAmerica Capital Services, Inc., Chairman, Advisor Group, Inc.

Jay S. Wintrob	SunAmerica	Director	Executive Vice President, American International Group, Inc.* President & Chief Executive Officer, AIG Retirement Services, Inc.* Director, Advisor Group, Inc.*

Christine A. Nixon	SunAmerica	Director, Secretary

Senior Vice President, General Counsel &

Secretary, AIG Retirement Services, Inc.*

Secretary, Advisor Group, Inc.*

Senior Vice President & Secretary,

SunAmerica Life Assurance Company*

Senior Vice President & Secretary, First

SunAmerica Life Insurance Company*

Senior Vice President, General Counsel &

Secretary, SunAmerica Life Insurance

Company*

James Nichols	SunAmerica	Senior Vice President	President, Chief Executive Officer, SunAmerica Capital Services, Inc.

John T. Genoy	SunAmerica	Senior Vice President, Chief Financial Officer, Chief Operating Officer	None

Timothy P. Pettee	SunAmerica	Senior Vice President. Chief Investment Officer	None

Cynthia A. Gibbons Skrehot	SunAmerica	Vice President	Chief Compliance Officer, SunAmerica (2002-2006)

Michael Cheah	SunAmerica	Senior Vice President	None

Donna M. Handel	SunAmerica	Senior Vice President	None

Steven Neimeth	SunAmerica	Senior Vice President	None

John Massey	SunAmerica	Senior Vice President	None

Daniel Lew	SunAmerica	Senior Vice President	None

Brendan Voege	SunAmerica	Senior Vice President	None

Gregory N. Bressler	SunAmerica	Senior Vice President, General Counsel, Assistant Secretary	None

Frank Curran	SunAmerica	Vice President, Controller	None

Kathleen Fuentes	SunAmerica	Vice President	None

John E. McLean	SunAmerica	Vice President	None

Thomas Bennett	SunAmerica	Vice President	President, SunAmerica Fund Services, Inc.

Nori L. Gabert	SunAmerica	Vice President	None

Gregory Kingston	SunAmerica	Vice President	None

Geroge Mitrica	SunAmerica	Vice President	None

Iris Mojica	SunAmerica	Vice President	None

James Monaghan	SunAmerica	Vice President	None

Andrew Sheridan	SunAmerica	Vice President	None

Virginia N. Puzon	SunAmerica	Vice President	Director, Corporate Legal Affairs and Assistant Secretary AIG Retirement Services, Inc. Assistant Secretary, Advisor Group, Inc. SunAmerica Life Assurance Company SunAmerica Life Insurance Company

Matthew J. Hackethal	SunAmerica	Chief Compliance Officer	None

*	Principal Business Addresses:

American International Group, Inc., 70 Pine Street, New York, NY 10270

AIG Retirement Services, Inc, 1 SunAmerica Center, Los Angeles, CA 90067

Advisor Group, Inc., One World Financial Center, New York, NY 10281,

2300 Windy Ridge Parkway, Suite 1100, Atlanta, Georgia 30339,

2800 N. Central Ave. Ste. 2100, Phoenix, AZ 85004-1072,

SunAmerica Life Assurance Company, 1 SunAmerica Center, Los Angeles, CA 90067

First SunAmerica Life Insurance Company, 733 Third Avenue, New York, NY 10017

SunAmerica Life Insurance Company, 1 SunAmerica Center, Los Angeles, CA 90067

Reference is also made to the caption “Portfolio Management” in the Prospectus constituting Part A of the Registration Statement and “Adviser, Personal Securities Trading, Distributor and Administrator” and “Directors and Officers” in the Statement of Additional Information constituting Part B of the Registration Statement.

BlackRock Investment Management LLC; Janus Capital Management LLC; Kinetics Asset Management; Thornburg Investment Management, Inc.; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:

File No.

BlackRock Investment Management, LLC	801-56972
Janus Capital Management LLC	801-13991
Kinetics Asset Management	801-52581
Thornburg Investment Management, Inc.	801-17853

Item 32. Principal Underwriters

(a) The principal underwriter of the Registrant also acts as principal underwriter for:

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series Trust

SunAmerica Specialty Series

(b)	The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of the Registrant's Shares:

Name and Principal Business Address	Position With Underwriter	Position with the Registrant
Peter A. Harbeck Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Director	Director

James Nichols Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Executive Officer, Vice President and Director	Vice President

James Siegel Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Chief Compliance Officer	None

Frank Curran Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311	Vice President, Controller, Financial Operation Principal, Chief Financial Officer and Treasurer	None

William Kuzmich 21650 Oxnard St. Woodland Hills, CA 91367	Director	None

(c) Not applicable.

Item 33. Location of Accounts and Records

Each of the following investment advisers maintains certain books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, Boston Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019.

BlackRock Investment Management, LLC is located at 800 Scudders Mill Road, 2F, Plainsboro, New Jersey 08586

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805.

Kinetics Asset Management is located at 16 New Broadway, Sleepy Hollow, New York 10591

Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico 87501.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 66 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Jersey City, and State of New Jersey, on the 29th day of March, 2011.

SUNAMERICA SERIES, INC. (Registrant)

By:	/s/ JOHN GENOY
John Genoy President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

* Peter A. Harbeck	Director	March 29, 2011

/s/ JOHN GENOY John Genoy	President (Principal Executive Officer)	March 29, 2011

/s/ DONNA M. HANDEL Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	March 29, 2011

* Jeffrey S. Burum	Director	March 29, 2011

* Richard W. Grant	Director	March 29, 2011

* Stephen J. Gutman	Director	March 29, 2011

* William F. Devin	Director	March 29, 2011

* Dr. Judith L. Craven	Director	March 29, 2011

* William J. Shea	Director	March 29, 2011

*By:	/s/ KATHLEEN D. FUENTES Kathleen D. Fuentes Attorney-in-Fact	March 29, 2011

EXHIBIT INDEX

(h)(iv)	Amended and Restated Administrative Shareholder Service Agreement dated August 25, 2009, as amended on March 1, 2011.

(i)	Legal Opinion of Venable LLP.

(j)	Consent of PricewaterhouseCoopers LLP.